UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Operations LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  28-12302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     February 3, 2011


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-11378                      Allen Investment Management LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     18

Form13F Information Table Value Total:     $18,788 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBASSADORS GROUP INC          COM              023177108      735    63920 SH       DEFINED                 63920        0        0
AMERICAN EXPRESS CO            COM              025816109      927    21600 SH       DEFINED                 21600        0        0
ARGAN INC                      COM              04010E109      742    80000 SH       DEFINED                 80000        0        0
CENTENE CORP DEL               COM              15135B101     2037    80380 SH       DEFINED                 80380        0        0
CLEAN DIESEL TECHNOLOGIES IN   COM PAR $.01     18449C401     1107   116666 SH       DEFINED                116666        0        0
COCA COLA CO                   COM              191216100     2166    32927 SH       DEFINED                 32927        0        0
FASTENAL CO                    COM              311900104      479     8000 SH       DEFINED                  8000        0        0
IAC INTERACTIVECORP            COM PAR $.001    44919P508      309    10754 SH       DEFINED                 10754        0        0
KNOT INC                       COM              499184109     1818   184001 SH       DEFINED                184001        0        0
MASTERCARD INC                 CL A             57636Q104     1493     6663 SH       DEFINED                  6663        0        0
MCDONALDS CORP                 COM              580135101      353     4600 SH       DEFINED                  4600        0        0
MEDASSETS INC                  COM              584045108     1514    75000 SH       DEFINED                 75000        0        0
MELA SCIENCES INC              COM              55277R100       46    13878 SH       DEFINED                 13878        0        0
NIKE INC                       CL B             654106103     2050    24000 SH       DEFINED                 24000        0        0
PAYCHEX INC                    COM              704326107      318    10300 SH       DEFINED                 10300        0        0
PLUM CREEK TIMBER CO INC       COM              729251108      553    14779 SH       DEFINED                 14779        0        0
PROCTER & GAMBLE CO            COM              742718109      656    10200 SH       DEFINED                 10200        0        0
QUALCOMM INC                   COM              747525103     1485    30000 SH       DEFINED                 30000        0        0